ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended				12 Months Ended
	Mar. 12, 2021 shares	Nov. 27, 2020 shares	Sep. 19, 2020 shares	Aug. 21, 2020 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 CNY (¥) shares	Mar. 31, 2021 $ / shares shares	Nov. 30, 2020 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Feb. 10, 2020 shares
ORDINARY SHARES
Proceeds from Issuance of common stock | ¥												¥ 78,998
Proceeds from the US IPO, net of issuance cost | ¥											¥ 6,406,872
Repurchase value of stock | ¥									¥ 918,894
Common Class A
ORDINARY SHARES
Conversion of convertible redeemable preferred shares, Shares						551,352,134
Common stock shares issued									749,323,103	749,323,103	748,953,103
Common stock shares outstanding									724,582,975	724,582,975	727,855,233
Common stock voting rights									one	one
Common Class B
ORDINARY SHARES
Common stock shares issued									140,830,401	140,830,401	140,830,401
Common stock shares outstanding									140,830,401	140,830,401	140,830,401
Common stock voting rights									ten	ten
Share repurchase program
ORDINARY SHARES
Stock repurchase program, authorized amount | $					$ 150,000
Stock repurchase program, period in force					12 months
Repurchase value of stock									¥ 918,900	$ 131,200
Share repurchase program | Common Class A
ORDINARY SHARES
Repurchase of ordinary shares (in shares)									17,645,098	17,645,098
Share repurchase program | American Depositary Shares
ORDINARY SHARES
Repurchase of ordinary shares (in shares)									8,822,549	8,822,549
IPO | Common Class A
ORDINARY SHARES
Number of new stock issued during the period						110,400,000
Proceeds from the US IPO, net of issuance cost | ¥						¥ 6,406,872
Coatue PE Asia 26 LLC | Common Class A
ORDINARY SHARES
Number of new stock issued during the period				4,122,853
Proceeds from Issuance of common stock | $				$ 11,431
TWL Fellows Holding Limited | Treasury shares
ORDINARY SHARES
Issuance of Class A ordinary shares			3,657,853
TECHWOLF LIMITED | Common Class B
ORDINARY SHARES
Number of shares issued and outstanding of re-designated													100,080,000
Number of new stock issued during the period		24,780,971				24,745,531		24,780,971
Number of shares transferred and converted into class A ordinary shares, first new investor	1,965,361
Number of shares transferred and converted into class A ordinary shares, second new investor	1,876,467
Number Of Shares Transferred And Redesignated To Class A Ordinary Shares				3,752,934
Number of shares repurchased							1,181,339
Repurchase price per share | $ / shares							$ 5.33